******************************* FORM N-Px REPORT *******************************

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                FORM N-PX REPORT

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number
                                   811-06625

                           PAYDEN & RYGEL INVESTMENT GROUP
                                 FUNDS WITH NO VOTES
               (Exact name of registrant as specified in charter)

                             333 South Grand Avenue
                             Los Angeles, CA 90071
                    (Address of principal executive offices)

              Registrant's Telephone Number, Including Area Code:
                                   213-830-4255

                               Edward S. Garlock
                                 Payden & Rygel
                             333 South Grand Avenue
                             Los Angeles, CA 90071
                    (Name and address of agent for service)

                   Date of fiscal year end: October 31, 2010

             Date of reporting period: July 1, 2010 - June 30, 2011

========================== PAYDEN FUND WITH NO VOTES ===========================

PAYDEN CASH RESERVES MONEY MARKET FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN TAX EXEMPT BOND FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN GLOBAL FIXED INCOME FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN LIMITED MATURITY FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN SHORT BOND FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN U.S. GOVERNMENT FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN GNMA  FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN CORE BOND FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN HIGH INCOME FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN CALIFORNIA MUNICIPAL INCOME FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN GLOBAL SHORT BOND FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN EMERGING MARKETS BOND FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN GLOBAL EQUITY FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

PAYDEN CORPORATE BOND FUND
EXCHANGE TICKERS SYMBOL   CUSIP #  SHAREHOLDER MEETING DATE
#  PROPOSAL     MGT REC       VOTE CAST SPONSOR
NO PROXY MATTERS PRESENTED

--------------------------------------------------------------------------------

========== END NPX REPORT

========== SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




By:        /s/ Joan A. Payden
               Joan A. Payden
               President

Date:          August 30, 2011